Employee benefits - History of Experience Adjustments From Inception (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	€ 370.1	€ 320.0	€ 279.0
Plan assets, at fair value	97.9	86.4
Recognized liability for net defined benefit obligations	272.2	233.6	197.5
Defined benefit retirement plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	365.1	314.9	274.2
Plan assets, at fair value	(97.9)	(86.4)	(81.5)
Recognized liability for net defined benefit obligations	267.2	228.5	192.7
Experience (gains)/losses on scheme liabilities	(0.8)	0.2	0.5
Experience gains on scheme assets	(0.4)	(5.1)	(0.3)
Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Recognized liability for net defined benefit obligations	276.2	237.5
Present value of defined benefit obligation | Defined benefit retirement plans
Disclosure of net defined benefit liability (asset) [line items]
Recognized liability for net defined benefit obligations	365.1	314.9	274.2
Plan assets [member] | Defined benefit retirement plans
Disclosure of net defined benefit liability (asset) [line items]
Recognized liability for net defined benefit obligations	€ (97.9)	€ (86.4)	€ (81.5)